UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22216

            GAMCO Natural Resources, Gold & Income Trust by Gabelli

(Exact name of registrant as specified in charter)

One Corporate Center

                        Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

First Quarter Report — March 31, 2013

Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust by Gabelli (the “Fund”) was (5.1%), compared with total returns of 4.8% and (18.0%) for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index, respectively. The total return for the Fund’s publicly traded shares was 4.6%. The Fund’s NAV per share was $12.81, while the price of the publicly traded shares closed at $13.88 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)
	Quarter	1 Year	Since Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust by Gabelli
NAV Total Return (b)	(5.14)%	(5.65)%	(7.81)%
Investment Total Return (c)	4.64	(1.05)	(6.33)
CBOE S&P 500 Buy/Write Index	4.82	5.03	6.82	(d)
Philadelphia Gold & Silver Index	(18.02)	(22.63)	(16.36	)(d)
Dow Jones U.S. Basic Materials Index	1.86	2.34	(1.78	)(d)
S&P Global Agribusiness Equity Index	6.91	10.99	2.64
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The Philadelphia Gold & Silver Index is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.9%
	Agriculture — 3.4%
60,900	Archer Daniels Midland Co.(a)	$2,054,157
45,000	Bunge Ltd.(a)	3,322,350
38,000	Monsanto Co.	4,013,940

		9,390,447

	Energy and Energy Services — 29.8%
79,000	Anadarko Petroleum Corp.(a)	6,908,550
53,600	Apache Corp.(a)	4,135,776
75,000	Arch Coal Inc.	407,250
30,000	Baker Hughes Inc.(a)	1,392,300
135,000	BG Group plc.	2,315,880
50,000	BP plc, ADR	2,117,500
15,000	Cameron International Corp.†	978,000
60,000	Chesapeake Energy Corp.	1,224,600
17,000	Concho Resources Inc.†	1,656,310
35,000	CONSOL Energy Inc.(a)	1,177,750
50,000	Devon Energy Corp.(a)	2,821,000
25,000	EOG Resources Inc.	3,201,750
120,000	Halliburton Co.(a)	4,849,200
20,000	Hess Corp.	1,432,200
150,000	LDK Solar Co Ltd., ADR†	165,000
150,000	Nabors Industries Ltd.	2,433,000
80,000	National Oilwell Varco Inc.(a)	5,660,000
96,000	Noble Corp.	3,662,400
10,000	Noble Energy Inc.	1,156,600
32,400	Occidental Petroleum Corp.	2,539,188
70,000	Petroleo Brasileiro SA, ADR	1,159,900
20,000	Range Resources Corp.	1,620,800
170,000	ReneSola Ltd., ADR†(a)	234,600
62,500	Schlumberger Ltd.(a)	4,680,625
194,700	Suncor Energy Inc.(a)	5,842,947
28,000	Technip SA	2,870,635
80,000	The Williams Companies Inc.	2,996,800
143,000	Total SA, ADR(a)	6,861,140
25,000	Transocean Ltd.†	1,299,000
130,000	Trina Solar Ltd., ADR†	471,900
65,000	Tullow Oil plc.	1,215,794
270,000	Weatherford International Ltd.†(a)	3,277,800

		82,766,195

	Food and Beverage — 0.5%
20,000	Ingredion Inc.	1,446,400

	Machinery — 4.4%
120,000	CNH Global NV(a)	4,958,400
30,000	Deere & Co.	2,579,400
80,000	Joy Global Inc.(a)	4,761,600

		12,299,400

	Metals and Mining — 40.3%
140,300	Agnico-Eagle Mines Ltd.(a)	5,757,912
300,000	Alderon Iron Ore Corp.†	392,775

Shares		Market Value

134,000	Alpha Natural Resources Inc.†(a)	$1,100,140
200,000	AngloGold Ashanti Ltd., ADR(a)	4,710,000
135,000	Antofagasta plc.	2,018,447
130,000	ArcelorMittal(a)	1,693,900
230,000	Barrick Gold Corp.(a)	6,762,000
40,000	BHP Billiton Ltd., ADR	2,737,200
150,000	Compania de Minas Buenaventura SA, ADR(a)	3,894,000
300,000	Duluth Metals Ltd.†	572,919
300,000	Eldorado Gold Corp.	2,867,549
72,300	Franco-Nevada Corp.	3,300,242
153,000	Freeport-McMoRan Copper & Gold Inc.(a)	5,064,300
263,000	Globe Specialty Metals Inc.(a)	3,660,960
630,000	Gold Fields Ltd., ADR	4,882,500
220,000	Goldcorp Inc.(a)	7,398,600
353,100	Harmony Gold Mining Co. Ltd., ADR(a)	2,263,371
397,551	Hochschild Mining plc.	1,654,525
770,000	Kinross Gold Corp.(a)	6,106,100
100,000	Kirkland Lake Gold Inc.†	529,606
900,000	Lundin Mining Corp.†	3,933,652
100,000	MAG Silver Corp.†	948,959
235,000	Newcrest Mining Ltd.(b)	4,935,000
102,500	Newmont Mining Corp.(a)	4,293,725
58,000	Peabody Energy Corp.	1,226,700
600,000	Perseus Mining Ltd.†	1,121,314
88,500	Randgold Resources Ltd., ADR(a)	7,609,230
62,500	Rio Tinto plc, ADR(a)	2,942,500
750,000	Romarco Minerals Inc.†	605,404
35,000	Royal Gold Inc.	2,486,050
1,500,000	Saracen Mineral Holdings Ltd.†	445,090
157,500	Sibanye Gold Ltd., ADR†	889,875
135,000	Silver Lake Resources Ltd.†	296,570
30,000	Tahoe Resources Inc.†	527,735
20,000	Teck Resources Ltd., Cl. B	563,200
670,000	USEC Inc.†	247,967
180,000	Vale SA, ADR(a)	3,112,200
50,000	Vedanta Resources plc	763,527
78,000	Xstrata plc.	1,265,769
400,000	Yamana Gold Inc.	6,140,000

		111,721,513

	Specialty Chemicals — 18.5%
45,000	Agrium Inc.(a)	4,387,500
46,000	Air Liquide SA	5,588,730
22,500	CF Industries Holdings Inc.	4,283,325
120,600	E. I. du Pont de Nemours and Co.(a)	5,928,696
72,300	FMC Corp.(a)	4,123,269
150,000	Intrepid Potash Inc.	2,814,000
190,000	Potash Corp of Saskatchewan Inc.(a)	7,457,500
31,000	Praxair Inc.	3,457,740
35,000	Rockwood Holdings Inc.(a)	2,290,400
134,600	The Dow Chemical Co.(a)	4,285,664

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
111,000	The Mosaic Co.(a)	$6,616,710

		51,233,534

	TOTAL COMMON STOCKS	268,857,489

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
20,000	Duluth Metals Ltd., expire 07/31/13†(b)(c)(d)	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.1%
$8,668,000	U.S. Treasury Bills,
	0.060% to 0.120%††,
	05/09/13 to 09/12/13(e)	$8,666,003

	TOTAL INVESTMENTS — 100.0% (Cost $378,212,930)	$277,523,492

	Aggregate tax cost	$384,143,201

	Gross unrealized appreciation	$3,459,299
	Gross unrealized depreciation	(110,079,008)

	Net unrealized appreciation/depreciation	$(106,619,709)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) — (3.3)%
	Call Options Written — (3.3)%
350	Agnico-Eagle Mines Ltd.	May 13/42.50	$51,800
700	Agnico-Eagle Mines Ltd.	Aug. 13/40	267,750
350	Agnico-Eagle Mines Ltd.	Aug. 13/50	30,800
300	Agrium Inc.	Apr. 13/95	114,000
150	Agrium Inc.	Jul. 13/115	8,625
410	Air Liquide SA(g)	Jun. 13/96	121,983
540	Alpha Natural Resources Inc.	Jun. 13/10	17,820
800	Alpha Natural Resources Inc.	Sep. 13/10	53,200
100	Anadarko Petroleum Corp.	May 13/85	51,500
400	Anadarko Petroleum Corp.	Aug. 13/85	303,600
290	Anadarko Petroleum Corp.	Aug. 13/87.50	171,825
2,000	AngloGold Ashanti Ltd., ADR	Jun. 13/28	50,000
135	Antofagasta plc(h)	Jun. 13/1200	11,026
402	Apache Corp.	Apr. 13/85	3,618
134	Apache Corp.	Jul. 13/87.50	9,916
1,300	ArcelorMittal	Jun. 13/19	2,600
750	Arch Coal Inc.	Jul. 13/6	35,250
609	Archer-Daniels-Midland Co.	Jun. 13/31	188,790

Number of Contracts		Expiration Date/ Exercise Price	Market Value
300	Baker Hughes Inc.	Apr. 13/46	$42,300
1,525	Barrick Gold Corp.	Jul. 13/30	213,500
775	Barrick Gold Corp.	Jul. 13/37	13,175
135	BG Group plc(h)	Apr. 13/1250	3,077
400	BHP Billiton Ltd., ADR	Aug. 13/77.50	30,800
500	BP plc, ADR	Apr. 13/40	123,500
200	Bunge Ltd.	Apr. 13/75	12,000
100	Bunge Ltd.	Jul. 13/75	23,500
150	Bunge Ltd.	Jul. 13/77.50	20,625
150	Cameron International Corp.	Aug. 13/65	69,750
75	CF Industries Holdings Inc.	May 13/200	25,725
150	CF Industries Holdings Inc.	Aug. 13/215	57,750
600	Chesapeake Energy Corp.	Oct. 13/21	107,400
800	CNH Global NV	Jun. 13/45	88,000
400	CNH Global NV	Jun. 13/50	15,000
170	Concho Resources Inc.	Sep. 13/95	162,350
350	CONSOL Energy Inc.	Apr. 13/35	17,150
300	Deere & Co.	Sep. 13/87.50	114,000
250	Devon Energy Corp.	Apr. 13/60	7,250
250	Devon Energy Corp.	Jul. 13/62.50	26,250
126	E. I. du Pont de Nemours and Co.	Apr. 13/42	90,405
540	E. I. du Pont de Nemours and Co.	Apr. 13/48	75,870
540	E. I. du Pont de Nemours and Co.	Jul. 13/49	89,100
3,000	Eldorado Gold Corp.(i)	Aug. 13/12	81,213
100	EOG Resources Inc.	Jul. 13/125	90,000
150	EOG Resources Inc.	Jul. 13/130	99,000
100	FMC Corp.	Apr. 13/55	24,000
100	FMC Corp.	Apr. 13/60	1,000
523	FMC Corp.	Jul. 13/60	66,682
362	Franco-Nevada Corp.(i)	Jul. 13/54	18,708
361	Franco-Nevada Corp.(i)	Jul. 13/56	11,549
1,071	Freeport-McMoRan Copper & Gold Inc.	Aug. 13/36	115,668
159	Freeport-McMoRan Copper & Gold Inc.	Aug. 13/37	13,515
234	Glencore International plc(h)	Apr. 13/390	3,556
2,630	Globe Specialty Metals Inc.	Jun. 13/15	111,775
6,300	Gold Fields Ltd., ADR	May 13/8.50	100,737
550	Goldcorp Inc.	Apr. 13/34	34,100
700	Goldcorp Inc.	Jun. 13/32	192,367
550	Goldcorp Inc.	Jul. 13/31	196,900
400	Goldcorp Inc.	Jul. 13/33	90,400
800	Halliburton Co.	Jul. 13/38	300,000
400	Halliburton Co.	Jul. 13/40	100,400
1,000	Harmony Gold Mining Co. Ltd., ADR	May 13/7.50	4,740
1,500	Harmony Gold Mining Co. Ltd., ADR	May 13/9	11,250

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (f) (Continued)
	Call Options Written (Continued)
1,030	Harmony Gold Mining Co. Ltd., ADR	May 13/10	$10,300
200	Hess Corp.	May 13/67.50	111,500
200	Ingredion Inc.	Jul. 13/65	173,000
600	Intrepid Potash Inc.	Jun. 13/20.25	30,000
900	Intrepid Potash Inc.	Sep. 13/24	20,250
800	Joy Global Inc.	Jul. 13/70	94,400
2,900	Kinross Gold Corp.	May 13/8	107,300
4,800	Kinross Gold Corp.	Aug. 13/8	304,800
1,000	Kirkland Lake Gold Inc.(i)	Jul. 13/8	9,352
1,500	LDK Solar Co. Ltd., ADR	Sep. 13/2.50	12,000
8,100	Lundin Mining Corp.(i)	Apr. 13/6	31,894
80	Monsanto Co.	Apr. 13/90	125,200
100	Monsanto Co.	Jul. 13/97.50	100,000
200	Monsanto Co.	Jul. 13/100	163,500
1,500	Nabors Industries Ltd.	Sep. 13/17	201,000
200	National Oilwell Varco Inc.	May 13/75	24,800
400	National Oilwell Varco Inc.	Aug. 13/72.50	156,000
150,000	Newcrest Mining Ltd.(j)	Jun. 13/26	9,761
125	Newmont Mining Corp.	May 13/41	25,375
250	Newmont Mining Corp.	May 13/43	26,000
200	Newmont Mining Corp.	Jun. 13/39	74,000
250	Newmont Mining Corp.	Jun. 13/40	73,750
200	Newmont Mining Corp.	Jun. 13/41	48,500
400	Noble Corp.	Jun. 13/35	162,000
160	Noble Corp.	Jun. 13/38	35,200
400	Noble Corp.	Jun. 13/41	39,800
50	Noble Energy Inc.	May 13/110	36,000
50	Noble Energy Inc.	May 13/115	19,250
324	Occidental Petroleum Corp.	Aug. 13/87.50	30,780
580	Peabody Energy Corp.	Jun. 13/25	23,780
350	Petroleo Brasileiro SA, ADR	May 13/19	4,200
800	Potash Corp. of Saskatchewan Inc.	Jun. 13/42	40,800
1,100	Potash Corp. of Saskatchewan Inc.	Sep. 13/42	117,150
130	Praxair Inc.	Apr. 13/105	89,700
180	Praxair Inc.	Apr. 13/115	5,850
85	Randgold Resources Ltd., ADR	Jun. 13/90	27,200
200	Randgold Resources Ltd., ADR	Jun. 13/105	10,500
200	Range Resources Corp.	Jun. 13/70	246,000
1,700	ReneSola Ltd., ADR	Apr. 13/2	17,000
100	Rio Tinto plc, ADR	Apr. 13/55	1,000
105	Rio Tinto plc, ADR	Jul. 13/57.50	3,150
420	Rio Tinto plc, ADR	Jul. 13/60	6,300
350	Rockwood Holdings Inc.	May 13/55	371,000
350	Royal Gold Inc.	Jul. 13/87.50	22,750
152	Schlumberger Ltd.	May 13/80	11,552

Number of Contracts		Expiration Date/ Exercise Price	Market Value
150	Schlumberger Ltd.	Aug. 13/75	$64,500
140	Schlumberger Ltd.	Aug. 13/80	30,520
183	Schlumberger Ltd.	Aug. 13/82.50	24,888
300	Suncor Energy Inc.	Jun. 13/32	13,200
947	Suncor Energy Inc.	Jun. 13/35	7,576
300	Tahoe Resources Inc.(i)	Apr. 13/21	2,658
280	Technip SA(g)	Jun. 13/80	110,906
200	Teck Resources Ltd., Cl. B	Aug. 13/35	7,300
325	The Dow Chemical Co.	Jun. 13/33	28,275
905	The Dow Chemical Co.	Sep. 13/33	136,655
116	The Dow Chemical Co.	Sep. 13/34	13,108
1,110	The Mosaic Co.	Jun. 13/62.50	158,730
800	The Williams Companies Inc.	Aug. 13/35	300,000
1,180	Total SA, ADR	May 13/52.50	25,960
250	Total SA, ADR	Aug. 13/55	6,000
250	Transocean Ltd.	May 13/60	3,000
1,300	Trina Solar Ltd., ADR	Jun. 13/6	7,800
65	Tullow Oil plc(h)	Jun. 13/1400	8,395
6,700	USEC Inc.	Apr. 13/1	33,500
2,700	Weatherford International Ltd.	May 13/15	24,300
400	Yamana Gold Inc.	Apr. 13/15	21,200
1,500	Yamana Gold Inc.	Jul. 13/15	190,500
2,100	Yamana Gold Inc.	Jul. 13/16	179,550

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $12,909,392)		$9,242,305

(a)	Securities, or a portion thereof, with a value of $117,145,193 were deposited with the broker as collateral for options written.
(b)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $4,935,000 or 1.78% of total investments.

(c)	At March 31, 2013, the Fund held an investment in a restricted security amounting to $0 or 0.00% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/13 Carrying Value Per Unit
20,000	Duluth Metals Ltd., expire 07/31/13	08/19/11	$0	$0.00

(d)	Illiquid security.
(e)	At March 31, 2013, $8,455,000 of the principal amount was pledged as collateral for options written.
(f)	At March 31, 2013, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(g)	Exercise price denoted in Euros.
(h)	Exercise price denoted in British pence.

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

(i)	Exercise price denoted in Canadian dollars.
(j)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	%of Total Investments	Market Value
Long Positions
North America	69.1%	$191,656,795
Europe.	18.8	52,115,176
South Africa	4.6	12,745,746
Latin America	3.8	10,599,100
Asia/Pacific	3.7	10,406,675

Total Investments	100.0%	$277,523,492

Short Positions
North America	(3.2)%	$(8,973,602)
Europe	(0.1)	(258,942)
Asia/Pacific	(0.0)	(9,761)

Total Investments	(3.3)%	$(9,242,305)

See accompanying notes to schedule of investments.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$106,786,513	$4,935,000	—	$111,721,513
Other Industries (a)	157,135,976	—	—	157,135,976
Total Common Stocks	263,922,489	4,935,000	—	268,857,489
Warrants:
Metals and Mining	—	—	$0	0
U.S. Government Obligations	—	8,666,003	—	8,666,003
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$263,922,489	$13,601,003	$0	$277,523,492
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(2,695,038)	$(6,547,267)	$—	$(9,242,305)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2013, the Fund held no investments in equity contract for difference swap agreements.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at March 31, 2013 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. Due to the recent amendments to Rule 4.5 under the CEA, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2013, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

GAMCO Natural Resources, Gold & Income Trust by Gabelli

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST by Gabelli

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher J. Marangi joined G.research, Inc. in 2003 as a research analyst and currently leads the digital research sector team. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College, and holds an MBS with honors from Columbia School of Business.

Kevin V. Dreyer joined G.research, Inc. in 2005 as a research analyst covering companies within the consumer sector. Mr. Dreyer now leads the consumer and healthcare and wellness sector teams. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and a portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law, and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, and serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. He received a Masters degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST BY GABELLI

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.com

TRUSTEES	OFFICERS

Anthony J. Colavita President, Anthony J. Colavita, P.C.	Bruce N. Alpert President & Acting Chief Compliance Officer

James P. Conn	Agnes Mullady
Former Managing Director &	Treasurer & Secretary
Chief Investment Officer,
Financial Security Assurance	Carter W. Austin
Holdings Ltd.	Vice President

Mario d’Urso	Molly A.F. Marion
Former Italian Senator	Vice President & Ombudsman

Vincent D. Enright Former Senior Vice President & Chief Financial Officer, KeySpan Corp.	David I. Schachter Vice President & Ombudsman INVESTMENT ADVISER

Gabelli Funds, LLC
Frank J. Fahrenkopf, Jr.	One Corporate Center
President &	Rye, New York 10580-1422
Chief Executive Officer,
American Gaming Association	CUSTODIAN

William F. Heitmann Former Senior Vice President of Finance, Verizon Communications, Inc.	The Bank of New York Mellon
COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP
Michael J. Melarkey
Partner,	TRANSFER AGENT AND
Avansino, Melarkey, Knobel,	REGISTRAR
Mulligan & McKenzie
American Stock Transfer and
Kuni Nakamura	Trust Company
President,
Advanced Polymer, Inc.

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

GNT Q1/2013

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      GAMCO Natural Resources, Gold & Income Trust by Gabelli

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date    5/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date      5/28/2013

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date      5/28/2013

* Print the name and title of each signing officer under his or her signature.